INCOME TAX AND DEFERRED TAX ASSETS - Significant Components of Company's Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax items
Accounts receivable, net	$ 19,115	$ 3,869
Accrued expenses		27,860
Loss carryforward	3,305
Valuation allowance	(7,038)	(6,839)
Deferred tax assets, net	$ 15,382	$ 24,890